Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Considered [Flag]	true
Award Timing, How MNPI Considered [Text Block]	While stock options have historically been awarded at the first of each quarter, the board can make awards at any time, however, the Board has a policy of making no awards during any period in which the Company is in possession of material non-public information. In instances where the Company is in possession of material, non-public information awards are abated until such time as the information is made public and a reasonable period of time has expired after the disclosure. During the relevant reporting period, no awards of options were granted to a named executive officer within a period starting four business days before and ending one business day after the filing of the issuer’s Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value [Flag]	false